Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31, 2012	December 31, 2011
Tax at Federal Statutory Rate	$(2,936,000)	$(1,536,000)
State taxes, net of Federal benefit	(454,000)	(385,000)
Research and Development Credits	—	(13,000)
Fair Market Value of Warrants	142,000	(882,000)
Stock Based Compensation	145,000	218,000
Other permanent items	(7,000)	2,000
Valuation allowance	3,110,000	2,596,000
Income Tax Provision	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss and credit carryforwards	$27,874,000	$24,978,000
Stock-Based Compensation	1,190,000	1,113,000
Accruals	976,000	811,000
Basis difference for fixed assets and intangibles	190,000	224,000
Total gross deferred tax assets	30,230,000	27,126,000
Valuation allowance	(30,230,000)	(27,126,000)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011
Balance, beginning of year	$136,000	$123,000
Additions based on tax positions related to the current year	—	13,000
Additions for tax positions related to prior years	4,000	—
Reductions for tax positions related to prior years	—	—
Balance, end of year	$140,000	$136,000